Other intangible assets (Details 1) - CHF (SFr) SFr in Millions	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Other intangible assets
Other intangible assets (mortgage servicing rights), at fair value	SFr 209	SFr 220	SFr 244
Total other intangible assets, net	273	SFr 279	291
Bank
Other intangible assets
Other intangible assets (mortgage servicing rights), at fair value	209		244
Total other intangible assets, net	SFr 273		SFr 291